Income Taxes (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carryforwards	$ 4,966,666	$ 3,775,351
Total deferred tax assets	4,966,666	3,775,351
Valuation allowance	(4,966,666)	(3,775,351)
Net deferred tax assets